Short-Term Borrowings - Summary of Short-Term Borrowings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Short-term borrowings	$ 16,651	$ 13,963	$ 27,877
Short-term borrowings, interest rate, at year end	1.31%	0.43%	0.27%
Short-term borrowings, average for the year	$ 15,022	$ 19,906	$ 27,960
Short-term borrowings, interest rate, average for the year	2.18%	1.34%	0.89%
Federal Funds Purchased [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 252	$ 447	$ 647
Short-term borrowings, interest rate, at year end	0.77%	0.30%	0.23%
Short-term borrowings, average for the year	$ 528	$ 1,015	$ 1,169
Short-term borrowings, interest rate, average for the year	34.57%	17.17%	15.05%
Short-term borrowings, maximum month end balance	$ 600	$ 2,487	$ 1,868
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 803	$ 801	$ 1,092
Short-term borrowings, interest rate, at year end	0.61%	0.12%	0.02%
Short-term borrowings, average for the year	$ 917	$ 891	$ 973
Short-term borrowings, interest rate, average for the year	0.44%	0.18%	0.10%
Short-term borrowings, maximum month end balance	$ 927	$ 1,177	$ 1,124
Commercial Paper [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 8,303	$ 10,010	$ 22,022
Short-term borrowings, interest rate, at year end	0.68%	0.30%	0.21%
Short-term borrowings, average for the year	$ 8,236	$ 14,827	$ 21,892
Short-term borrowings, interest rate, average for the year	0.49%	0.26%	0.12%
Short-term borrowings, maximum month end balance	$ 9,950	$ 21,441	$ 23,101
Other Short-Term Borrowings [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 7,293	$ 2,705	$ 4,116
Short-term borrowings, interest rate, at year end	2.13%	1.00%	0.69%
Short-term borrowings, average for the year	$ 5,341	$ 3,173	$ 3,926
Short-term borrowings, interest rate, average for the year	1.90%	1.67%	1.13%
Short-term borrowings, maximum month end balance	$ 7,293	$ 6,771	$ 7,656